Income Tax: (Tables)	6 Months Ended
Jun. 30, 2018
Income Tax: (Tables) [Abstract]
Income tax expense

Income tax expense for the six months ended June 30, 2018 and 2017 differs from the amount that would result from applying Canadian tax rates to net loss before taxes. These differences result from the items noted below:

	2018		2017
	Amount	%	Amount	%
Income tax expense based on Canadian tax rates	$ 19,145,619	25	$ 15,846,048	25
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	(3,434,408)	(4)	9,251,553	15
Non-deductible expenses	47,326	-	2,217,385	3
Withholding tax	759,062	1	-	-
Change in valuation allowance and other	2,572,564	3	(11,467,382)	(18)
	$ 19,090,163	25	$ 15,847,604	25

Net deferred income tax liability

The Company recorded income tax expense of $19.1 million and $15.8 million for the six months ended June 30, 2018 and 2017, respectively. We have recorded a valuation allowance to reflect the estimated amount of the deferred tax assets which may not be realized, principally due to the uncertainty of utilization of net operating losses and other carry forwards prior to expiration. The valuation allowance for deferred tax assets may be reduced in the near term if our estimate of future taxable income changes. The components of the Canadian and U.S. deferred income tax assets and liabilities as of June 30, 2018 and December 31, 2017 were as follows:

	June 30,	December 31,
	2018	2017
Deferred income tax assets
Net operating loss carry forwards	$34,720,324	$35,964,366
Property, Plant and Equipment	3,227,410	3,227,745
Capital loss carry forwards	1,466,726	1,478,385
Other	157,501	204,209
	39,571,961	40,874,705
Valuation allowance	(39,415,399)	(40,662,538)
	$156,562	$212,167

Deferred income tax liabilities
Cash held in trust	(9,459,540)	(18,585,000)
Other	(27,213)	(29,650)
Net deferred income tax liability	$(9,330,191)	$(18,402,483)

Loss Carryforwards

At June 30, 2018, we had the following Canadian tax loss carry forwards. Amounts are in U.S. dollars.

Expires
$1,988,836	2026
3,691,021	2027
14,068,491	2028
13,332,813	2029
16,471,949	2030
18,444,769	2031
5,351,036	2032
6,881,259	2033
9,913,925	2034
12,867,492	2035
15,299,043	2036
18,726,192	2037
1,844,469	2038
$138,881,295